UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Chesapeake Asset Management LLC

Address:  One Rockefeller Plaza
          Suite 1210
          New York, New York  10020

13F File Number: 28-7490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Cathaleen Lindsay
Title:    13F Compliance Officer
Phone:    (212) 218-4040

Signature, Place and Date of Signing:

/s/ Cathaleen Lindsay              New York, NY              February 8, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       96

Form 13F Information Table Value Total: $159,653
                                         (thousands)

List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE
                                   TITLE            CUSIP                 SHR OR    SH/  PUT/  INVSMT  OTHER       VOTING AUTORITY
NAME OF ISSUER                     OF CLASS         NUMBER      VALUE     PRN AMT   PRN  CALL  DSCRTN  MNAGR  SOLE    SHARED    NONE
--------------                     --------         ------      -----     -------   ---  ----  ------  -----  ----    ------    ----
ABBOTT LABORATORIES                COMMON           002824100     219,255    4,700  SH         SOLE    NONE     3,700         1,000
ADVO INC.                          COMMON           007585102   3,416,482   95,834  SH         SOLE    NONE    44,626        51,208
AES CORP.                          COMMON           00130H105     164,040   12,000  SH         SOLE    NONE    12,000             0
AFLAC INC.                         COMMON           001055102  15,231,310  382,312  SH         SOLE    NONE   131,548       250,764
AIR PRODUCTS & CHEMICALS INC.      COMMON           009158106     220,286    3,800  SH         SOLE    NONE     3,800             0
AMERICAN EXPRESS CO                COMMON           025816109     300,170    5,325  SH         SOLE    NONE     3,225         2,100
AMERICAN INTERNATIONAL GROUP INC.  COMMON           026874107   3,061,798   46,624  SH         SOLE    NONE    24,923        21,701
AMGEN                              COMMON           031162100     376,176    5,864  SH         SOLE    NONE       800         5,064
ANHEUSER BUSCH COS. INC.           COMMON           035229103   1,723,602   33,976  SH         SOLE    NONE    14,192        19,784
ARCHER DANIELS MIDLAND             COMMON           039483102   2,167,907   97,172  SH         SOLE    NONE    63,969        33,203
BJS WHSL CLUB INC.                 COMMON           05548J106   1,583,682   54,366  SH         SOLE    NONE    21,900        32,466
BP PLC                             SPON ADR         055622104     896,498   15,351  SH         SOLE    NONE     1,151        14,200
BT GROUP PLC                       ADR              05577E101   3,314,591   83,850  SH         SOLE    NONE    35,400        48,450
BAKER HUGHES INC                   COMMON           057224107   8,637,475  202,425  SH         SOLE    NONE    90,450       111,975
BANK OF AMERICA                    COMMON           060505104     230,251    4,900  SH         SOLE    NONE     4,562           338
BECTON DICKINSON & CO.             COMMON           075887109     248,784    4,380  SH         SOLE    NONE     3,700           680
BELLSOUTH CORP.                    COMMON           079860102     201,533    7,252  SH         SOLE    NONE     1,361         5,891
BRASKEM SA                         SP ADR PFD A     105532105   2,211,664   43,400  SH         SOLE    NONE    21,700        21,700
CADBURY SCHWEPPES PLC              ADR              127209302     540,882   14,347  SH         SOLE    NONE     8,374         5,973
CARNIVAL CORP.                     PAIRED CTF       143658300   1,181,415   20,500  SH         SOLE    NONE    14,000         6,500
CHESAPEAKE ENERGY CORP.            COMMON           165167107   1,799,589  109,066  SH         SOLE    NONE    37,000        72,066
CHUBB CORP.                        COMMON           171232101   2,430,040   31,600  SH         SOLE    NONE    16,500        15,100
CHURCH & DWIGHT INC.               COMMON           171340102     556,445   16,551  SH         SOLE    NONE     1,650        14,901
CINCINNATI FINANCIAL CORP.         COMMON           172062101     230,418    5,206  SH         SOLE    NONE         0         5,206
CITIGROUP INC.                     COMMON           172967101     656,260   13,621  SH         SOLE    NONE     8,675         4,946
COMCAST CORP.                      CLA SPL          20030N200     328,400   10,000  SH         SOLE    NONE     1,000         9,000
COMCAST CORP.                      COMMON           20030N101     359,524   10,803  SH         SOLE    NONE       894         9,909
CORNING INC.                       COMMON           219350105     277,772   23,600  SH         SOLE    NONE    20,000         3,600
DIAGEO PLC                         SPN ADR NEW      25243Q205     208,368    3,600  SH         SOLE    NONE     3,600             0
DU PONT E I DE NEMOURS & CO        COMMON           263534109     305,287    6,224  SH         SOLE    NONE         0         6,224
ECHOSTAR COMMUNICATIONS            COMMON           278762109   1,394,838   41,950  SH         SOLE    NONE    28,000        13,950
ENSCO INTERNATIONAL                COMMON           26874Q100   1,329,906   41,900  SH         SOLE    NONE    18,500        23,400
EL PASO CORPORATION                COMMON           28336L109     491,140   47,225  SH         SOLE    NONE    47,225             0
ERICSSON L M TEL CO.               ADR B SEK 10     294821608   2,941,985   93,426  SH         SOLE    NONE    22,440        70,986
EXXON MOBIL CORP.                  COMMON           30231G102   2,408,707   46,990  SH         SOLE    NONE     6,624        40,366
FEDERAL NAT MTG ASSN.              COMMON           313586109   1,212,350   17,025  SH         SOLE    NONE     8,050         8,975
FIRST HEALTH GROUP CO.             COMMON           320960107     368,550   19,698  SH         SOLE    NONE    10,000         9,698
GANNETT CO. INC.                   COMMON           364730101     253,270    3,100  SH         SOLE    NONE     2,750           350
GENERAL ELECTRIC CO.               COMMON           369604103   5,434,777  148,898  SH         SOLE    NONE    37,100       111,798
GLOBALSANTAFE CORP.                COMMON           G3930E101   1,014,822   30,650  SH         SOLE    NONE    11,750        18,900
GRUPO TELEVISA SA                  SP ADR REP ORD   40049J206   2,851,063   47,125  SH         SOLE    NONE    25,300        21,825
HSBC HOLDINGS PLC                  SPON ADR NEW     404280406   4,194,422   49,265  SH         SOLE    NONE    24,800        24,465
IMPAX LABORATORIES INC             COMMON           45256B101     320,633   20,191  SH         SOLE    NONE         0        20,191
INTL BUSINESS MACHINES             COMMON           459200101   1,680,099   17,043  SH         SOLE    NONE    13,825         3,218
INTERNATIONAL PAPER CO.            COMMON           460146103     683,550   16,275  SH         SOLE    NONE    16,040           235
ISHARES INC                        MSCI JAPAN       464286848   6,050,772  554,100  SH         SOLE    NONE   225,600       328,500
ISHARES INC                        MSCI HONG KONG   464286871   2,760,147  228,300  SH         SOLE    NONE    90,900       137,400
J.P. MORGAN CHASE & CO.            COMMON           46625H100   3,479,419   89,193  SH         SOLE    NONE    54,553        34,640
JETBLUE AIRWAYS CORP.              COMMON           477143101   2,526,336  108,800  SH         SOLE    NONE    41,700        67,100
JOHNSON & JOHNSON                  COMMON           478160104     324,647    5,119  SH         SOLE    NONE     3,800         1,319
KIMCO REALTY CORP.                 COMMON           49446R109   5,054,408   87,160  SH         SOLE    NONE         0        87,160
LOCKHEED MARTIN CORP.              COMMON           539830109   2,805,608   50,506  SH         SOLE    NONE    17,700        32,806
LUCENT TECHNOLOGIES                COMMON           549463107      49,173   13,078  SH         SOLE    NONE    10,000         3,078
MAXIM INTEGRATED PRODUCTS          COMMON           57772K101   1,962,657   46,300  SH         SOLE    NONE    21,300        25,000
MEDCO HEALTH SOLUTIONS             COMMON           58405U102     245,731    5,907  SH         SOLE    NONE     1,891         4,016
MERCK & CO. INC.                   COMMON           589331107     603,653   18,782  SH         SOLE    NONE     8,000        10,782
MICROSOFT CORP.                    COMMON           594918104     774,613   28,990  SH         SOLE    NONE    27,465         1,525
MITSUBISHI TOKYO FINANCIAL         SPON ADR         606816106   3,741,542  366,100  SH         SOLE    NONE   120,500       245,600
MOTOROLA INC.                      COMMON           620076109     960,878   55,865  SH         SOLE    NONE    17,100        38,765
NABORS INDUSTRIES LTD              SHS              G6359F103   2,149,051   41,900  SH         SOLE    NONE    12,400        29,500
NEWS CORP                          CL B             65248E203     384,000   20,000  SH         SOLE    NONE    20,000             0
OPSWARE INC.                       COMMON           68383A101   1,912,070  260,500  SH         SOLE    NONE    91,000       169,500
ORACLE CORP.                       COMMON           68389X105   3,139,136  228,800  SH         SOLE    NONE   112,500       116,300
PARKER HANNIFAN CORP.              COMMON           701094104     329,469    4,350  SH         SOLE    NONE     4,350             0
PENNEY JC INC                      COMMON           708160106   1,259,843   30,431  SH         SOLE    NONE    30,431             0
PEPSICO INC.                       COMMON           713448108   1,388,520   26,600  SH         SOLE    NONE    15,000        11,600
PFIZER INC.                        COMMON           717081103   1,688,181   62,781  SH         SOLE    NONE    17,718        45,063
PITNEY BOWES INC.                  COMMON           724479100     505,979   10,933  SH         SOLE    NONE     9,000         1,933
PROCTER & GAMBLE CO.               COMMON           742718109     377,298    6,850  SH         SOLE    NONE     2,000         4,850
REDWOOD TR INC                     COMMON           758075402     372,540    6,000  SH         SOLE    NONE     6,000             0
ROYAL DUTCH PETROLEUM CO           COMMON           780257804   3,106,496   54,139  SH         SOLE    NONE    12,850        41,289
SCHLUMBERGER LTD.                  NY REG EUR. 56   806857108   1,548,821   23,134  SH         SOLE    NONE     8,714        14,420
SCIENTIFIC ATLANTA INC.            COMMON           808655104     363,605   11,015  SH         SOLE    NONE     7,000         4,015
SIEBEL SYSTEMS INC                 COMMON           826170102     571,705   54,500  SH         SOLE    NONE    20,500        34,000
SONUS NETWORKS INC.                COMMON           835916107     679,005  118,500  SH         SOLE    NONE    43,000        75,500
SPDR TR                            UNIT SER 1       78462F103   2,526,183   20,900  SH         SOLE    NONE     8,400        12,500
SUBURBAN PROPANE PARTNERS          UNIT LTD PARTN   864482104     208,560    6,000  SH         SOLE    NONE         0         6,000
TECHNE CORP.                       COMMON           878377100   1,602,680   41,200  SH         SOLE    NONE     5,500        35,700
TELEFLEX INC.                      COMMON           879369106     337,610    6,500  SH         SOLE    NONE         0         6,500
TELEFONICA S A                     SPON ADR         879382208   2,248,757   39,801  SH         SOLE    NONE    17,836        21,965
3M COMPANY                         COMMON           88579Y101     336,815    4,104  SH         SOLE    NONE         0         4,104
TIME WARNER INC.                   COMMON           887317105     614,406   31,589  SH         SOLE    NONE    19,700        11,889
TOOTSIE ROLL INDS. INC.            COMMON           890516107     771,141   22,268  SH         SOLE    NONE     8,301        13,967
TRANSOCEAN INC.                    ORD              G90078109     289,990    6,841  SH         SOLE    NONE     1,917         4,924
TYCO INTERNATIONAL LTD.            COMMON           902124106   4,729,474  132,330  SH         SOLE    NONE    63,980        68,350
UNILEVER N V                       NY SHS NEW       904784709   3,428,894   51,400  SH         SOLE    NONE    17,230        34,170
UST INC.                           COMMON           902911106   1,176,771   24,460  SH         SOLE    NONE    11,300        13,160
UNITED TECHNOLOGIES COMPANY        COMMON           913017109     356,558    3,450  SH         SOLE    NONE     3,350           100
VASOGEN INC.                       COMMON           92232F103   1,564,640  308,000  SH         SOLE    NONE   110,200       197,800
VERIZON COMMUNICATION              COMMON           92343V104     395,702    9,768  SH         SOLE    NONE     2,860         6,908
WACHOVIA CORP.                     COMMON           929903102   3,403,851   64,712  SH         SOLE    NONE    20,512        44,200
WAL MART STORES INC.               COMMON           931142103   1,505,370   28,500  SH         SOLE    NONE    12,500        16,000
DISNEY WALT CO                     COM DISNEY       254687106   2,682,922   96,508  SH         SOLE    NONE    33,603        62,905
WYETH                              COMMON           983024100     296,256    6,956  SH         SOLE    NONE       118         6,838
XL CAPITAL LTD                     CL A             G98255105     388,250    5,000  SH         SOLE    NONE     5,000             0

02322.0001 #546173